RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

(16) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

a) Commercial agreements with Expedia

a1) In August, 2004, the Group entered into a transaction agreement (the "Transaction Agreement") with Expedia Asia-Pacific and certain Expedia affiliates in connection with the initial investment by Expedia Asia-Pacific in eLong, which gave Expedia Asia-Pacific and its ultimate parent company, Expedia, ownership of the majority of the Company outstanding shares and voting control of the Company. The Transaction Agreement also included a non-competition covenant which was amended and restated in Collaboration Agreement discussed below.

a2) In April 2006, the Group entered into an agreement with Expedia to sell Expedia's international hotel inventory. RMB1,368,826 was charged by Expedia in 2010. The balance due to Expedia was Nil as of December 31, 2010. This agreement was terminated in January 2010.

a3) In November 2007, the Group entered into a Strategic Agreement with Egencia (Shanghai) Travel Service Co., Ltd. ("Egencia", formerly named Expedia Corporate Travel, LLC), an entity ultimately controlled by Expedia, Inc. The Group agreed to waive the non-compete covenant of the Transaction Agreement with respect to Egencia's business in China, and Egencia agreed to either use the Group as a fulfillment partner in China, or pay the Group a portion of Egencia China's air and hotel revenues as a waiver fee. In April 2009, the Group and Egencia entered into a Fulfillment Services Agreement which sets forth service levels and other details of the cooperation under the Strategic Agreement. RMB17,396, RMB47,154 and RMB44,358 of air and hotel revenues were recognized in 2010, 2011 and 2012. The balance due to Egencia was RMB551,593 and RMB710,919 as of December 31, 2011 and 2012, respectively. From September 2010, the Group started to issue air tickets to Egencia's China corporate travel customers with commission revenue share. RMB2,421, RMB97,378 and RMB198,631 of air ticketing revenue was recognized in 2010, 2011 and 2012. The balance due from Egencia for the issued air ticket prices was RMB5,063,125 and RMB5,215,706 as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Group also had a balance due to Egencia of RMB532,450 and Nil, respectively, which is a deposit paid by Egencia to the Group under this agreement. The Strategic Agreement was superseded by the September 2012 collaboration agreement between the Group and Expedia and certain Expedia affiliates (the "Collaboration Agreement").

a4) In December 2008, the Group entered into a Non-Compete Waiver as well as a Private Label Agreement and a Profit-Share Agreement with Hotels.com, L.P. ("Hotels.com"), an entity ultimately controlled by Expedia, Inc. Under these agreements, the Group waived the rights under the non-compete covenant of the Transaction Agreement with respect to the Hotels.com in China and the Group and Hotels.com agreed to cooperate to launch the Hotels.com website in Chinese. Under these agreements, the Group provides a private-label website and other support and fulfillment services, and the Group receives a portion of the revenue from PRC and international hotel bookings through the Hotels.com website in Chinese. RMB1,416,719, RMB3,648,431 and RMB5,326,181 profit share revenue was recognized in 2010, 2011 and 2012, respectively. The balance due from Hotels.com was RMB987,489 and Nil as of December 31, 2011 and 2012, respectively. In addition, the Group recognized RMB43,767, RMB228,579 and RMB314,866 hotel commission expense in 2010, 2011 and 2012 respectively and the balance due to Hotels.com was Nil as of December 31, 2011 and 2012, respectively. In September 2012, the Private Label Agreement and the Profit-Share Agreement were superseded by the Collaboration Agreement.

a5) In January 2010, the Group entered into an agreement with EAN.com, LP, an entity ultimately controlled by Expedia, Inc. The Group provides links from certain of its websites to websites created or maintained by EAN.com, LP for the Group's customers to book international travel products. EAN.com, LP pays commission to the Group for successful bookings. In September 2012, the payment and revenue share provisions were superseded by the Collaboration Agreement. RMB4,828,489, RMB10,112,820 and RMB26,127,688 of commission revenue was recognized in 2010, 2011 and 2012, respectively. The balance due from EAN.com, LP was RMB761,204 and RMB4,040,987 as of December 31, 2011 and 2012, respectively. From July 2012, the Group began accepting payment from customers for EAN.com, LP products and then transferring such payments to EAN.com, LP. The balance due to EAN.com, LP was Nil and RMB33,952,245 as of December 31, 2011 and 2012, respectively.

a6) In January 2011, the Group entered into an agreement with Expedia to share revenue from airlines' commissions and other advertisements. RMB407,474 and RMB394,003 of air commissions and other advertising revenue were recognized in 2011 and 2012, respectively. The balance due from Expedia was RMB224,131 and RMB236,001 as of December 31, 2011 and 2012, respectively.

a7) In September 2012, the Group entered into the Collaboration Agreement. The Collaboration Agreement provides for enhanced hotel inventory cooperation and best practice and knowledge sharing between the Group and Expedia. In addition, the agreement amends and restates the non-competition covenant of the transaction agreement, and Expedia paid the Group the amount of RMB44,414,300 (originally US$7,000,000) as the initial payment and Expedia shall also pay the Group a revenue share of Expedia's PRC revenue for all room nights booked through or sold by Expedia PRC booking channels excluding Egencia, Hotels.com, EAN.com, LP or AAE Travel Pte. Ltd. during the three-year period from October 1, 2012 through September 30, 2015 as a second payment. The Group straight-line amortized this US$7,000,000 over a three year period starting from October 1, 2012 in "other revenues" in the consolidated statements of comprehensive income. RMB3,701,192 of other revenues was recognized in 2012. The unamortized amount of the US$7,000,000 as of December 31, 2012 was RMB40,713,108.

b) Commercial agreements with TripAdvisor, Inc. ("TripAdvisor")

b1) In December 2011, Expedia completed the spin-off of TripAdvisor to Expedia stockholders and TripAdvisor is now a separately traded public company. Because Expedia, who controls the Group, and TripAdvisor are under the common control of controlling shareholder Barry Diller, TripAdvisor including its subsidiaries continues to be a related party of the Group.

b2) In April 2009, the Group and Expedia, Inc. entered into a Non-Compete Waiver pursuant to which the Group waived the non-compete covenant of the Transaction Agreement with respect to the business of TripAdvisor LLC, a subsidiary of Expedia, Inc. at that time, in China. In May 2009, the Group entered into a five-year cooperation agreement with Tuqu Net Information Technology (Beijing) Co., Ltd. ("TripAdvisor China") pursuant to which, in consideration of the April 2009 agreement between the Group and Expedia, Inc., the Group received discounted advertising rates for specific types of advertising on the TripAdvisor China website (http://www.daodao.com). RMB2,548,405, RMB5,901,772 and RMB3,422,325 of advertising expense, including advertising charged at discounted rates as well as other advertising charged at market rates, was recognized in 2010, 2011 and 2012, respectively. The balance due to TripAdvisor China was RMB175,380 and RMB201,337 as of December 31, 2011 and 2012, respectively.

b3) In June 2009, the Group entered into an agreement with Beijing Kuxun Technology Co., Ltd. and Beijing Kuxun Interactive Technology Co., Ltd. (collectively, "Kuxun") . The Group places its advertising on the Kuxun website (http://www.kuxun.cn) and pays advertising fees to Kuxun. In October 2009, TripAdvisor LLC. announced that it completed the acquisition of Kuxun. After this acquisition, RMB2,237,901, RMB5,812,043 and RMB5,175,662 of advertising expense was recognized in 2010, 2011 and 2012. The balance due to Kuxun was RMB354,949 and RMB631,545 as of December 31, 2011 and 2012, respectively.

b4) In January 2011, the Group entered into an agreement with Kuxun whereby the Group places Kuxun's advertising links on the Group's train travel information sites and receives advertising revenue from Kuxun. RMB650,020 and RMB339,669 of advertising revenue was recognized in 2011 and 2012, respectively. The balance due from Kuxun was RMB46,458 and RMB185,375 as of December 31, 2011 and 2012.

c) Commercial agreements with Tencent

c1) Before May 16, 2011, the Group had entered into an agreement with a Tencent affiliate which is a third party payment platform in China, whereby the Tencent affiliate collects cash from the Group's customers on behalf of the Group and remits to the Group net of a processing fee charge. RMB29,547 and RMB84,196 of processing fee charge was recognized in 2011 and 2012, respectively. The balance due from the Tencent affiliate was RMB1,205,734 and RMB8,024,273 as of December 31, 2011 and 2012.

c2) In July 2011, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel inventory on a Tencent travel website and pays Tencent commissions based on a certain percentage of hotel commission revenue. Tencent offers its users cash rebates from booking hotel reservation transactions on its website. Pursuant to this agreement, the Group paid RMB1,500,000 and RMB5,000,000 to Tencent as a deposit as of December 31, 2011 and 2012, respectively. RMB1,783,766 and RMB9,167,909 commission expense was recognized in 2011 and 2012, respectively. The balance due to Tencent was RMB911,935 and RMB1,219,482 as of December 31, 2011 and 2012.

c3) In March 2012, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotels and air tickets on certain Tencent websites and pays Tencent commissions based on a certain percentage of hotel and air commission revenue. Tencent offers its users cash rebates from booking hotel reservation and air ticketing transactions on its websites. Pursuant to the agreement, the Group paid RMB200,000 to Tencent as a prepayment and RMB72,900 commission expenses was recognized in 2012. The balance due from Tencent was RMB127,100 as of December 31, 2012.

c4) In June 2012, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel groupbuy inventory on certain Tencent websites and pays Tencent commissions based on a certain percentage of hotel groupbuy commission revenue. Tencent offers its users mobile phone recharge from booking hotel groupbuy reservation transactions on its websites. Pursuant to the agreement, the Group paid RMB300,000 to Tencent as a deposit and RMB340,625 commission expenses was recognized in 2012. The balance due to Tencent was RMB340,625 as of December 31, 2012.

d) Services provided by and to Expedia

d1) In 2010, 2011 and 2012, Expedia prepaid expenses of RMB2,589,702, RMB1,871,169 and RMB414,919 on behalf of the Group. The Group repaid RMB2,420,151, RMB2,220,193 and RMB202,531 to Expedia in 2010, 2011 and 2012, and the balance of RMB9,464 and RMB221,852 was unpaid as of December 31, 2011 and 2012, respectively.

d2) In 2012, the Group recorded RMB295,419 (2011 and 2010: Nil) in consulting fees for services provided by Expedia and the balance due to Expedia was RMB295,419 as of December 31, 2012.

d3) In 2010, 2011 and 2012, the Group prepaid certain expenses amounting to RMB409,891, RMB728,588 and RMB1,308,182, respectively, on behalf of Expedia. The Group received payments of RMB383,022, RMB640,349 and RMB1,170,434 from Expedia in 2010, 2011 and 2012 and the balance of RMB258,747 and RMB374,575 was outstanding as of December 31, 2011 and 2012, respectively.

e) Subleases to Expedia

The Group entered into sublease agreements with Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch in 2008. In 2010, 2011 and 2012 the Group recorded other non-travel revenue of RMB31,553, Nil and Nil from such subleases respectively and the balance of Nil was outstanding as of December 31, 2010. The sublease agreement with Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch was terminated in February 2010.

f) Amount due from and to 2010 Affiliate Company

f1) In September 2010, the Group and 2010 Affiliate Company entered into an agreement whereby the Group provides a private-label website to 2010 Affiliate Company and pays commission to 2010 Affiliate Company based on a certain percentage of hotel commission revenue. During 2011 and 2012, the Group recognized RMB26,659,297 and RMB45,188,643 hotel commission expenses to 2010 Affiliate Company. RMB1,585,587 and Nil prepayment balance to 2010 Affiliate Company was reflected in "amounts due from related parties" as of December 31, 2011 and 2012. The balance due to 2010 Affiliate Company was Nil and RMB5,602,708 as of December 31, 2011 and 2012.

f2) In October 2011, the Group and 2010 Affiliate Company entered into an agreement whereby the 2010 Affiliate Company sells the Group's hotel groupbuy inventory on its website and shares revenue with the Group. The Group recognized RMB20,685 and RMB176,298 hotel groupbuy commission expenses in 2011 and 2012. The balance due from 2010 Affiliate Company was Nil and RMB134,760 as of December 31, 2011 and 2012, respectively. The balance due to 2010 Affiliate Company for its prepayment to the Group was RMB88,681 and RMB36,183 as of December 31, 2011 and 2012, respectively.

g) Amount due to First 2012 Affiliate Company

In April 2012, the Group entered into an agreement with First 2012 Affiliate Company whereby First 2012 Affiliate Company sells the Group's hotel inventory in its hotel mobile-booking applications and the Group pays commission to First 2012 Affiliate Company based on a certain percentage of hotel commission revenue. The Group recognized RMB2,650,942 hotel commission expense to First 2012 Affiliate Company in 2012 . The balance due to First 2012 Affiliate Company was RMB311,025 as of December 31, 2012.

h) Amount due to Second 2012 Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% equity interest respectively in Second 2012 Affiliate Company for a total of 35% equity interest, resulting in the Group's ability to exercise significant influence and therefore requiring the application of the equity method of accounting. Under a prior agreement between the Group and Second 2012 Affiliate Company, Second 2012 Affiliate Company provides the Group hotel inventories and the Group pays Second 2012 Affiliate Company hotel inventory prices. From November 15, 2012 to December 31, 2012, the Group recognized RMB263,328 hotel reservation revenue from the hotel inventories provided by Second 2012 Affiliate Company. RMB5,398,068 payable balance to Second 2012 Affiliate Company was reflected in "amounts due to related parties" in the consolidated balance sheets as of December 31, 2012.

The principal related party transactions for the years ended December 31, 2010, 2011 and 2012 were summarized below:

	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other revenues
1) Egencia (refer to a3)	17,396	47,154	44,358
2) Egencia (refer to a3)	2,421	97,378	198,631
3) Hotels.com (refer to a4)	1,416,719	3,648,431	5,326,181
4) EAN.com, LP (refer to a5)	4,828,489	10,112,820	26,127,688
5) Expedia (refer to a6)	-	407,474	394,003
6) Kuxun (refer to b4)	-	650,020	339,669
7) Expedia (refer to e)	31,553	-	-
8) Second 2012 Affiliate Company (refer to h)	-	-	263,328
Total	6,296,578	14,963,277	32,693,858

Non-compete waiver compensation revenues
Expedia (refer to a7)	-	-	3,701,192

	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other expenses
1) Expedia (refer to a2)	1,368,826	-	-
2) Hotels.com (refer to a4)	43,767	228,579	314,866
3) TripAdvisor China (refer to b2)	2,548,405	5,901,772	3,422,325
4) Kuxun (refer to b3)	2,237,901	5,812,043	5,175,662
5) Tencent (refer to c1)	-	29,547	84,196
6) Tencent (refer to c2)	-	1,783,766	9,167,909
7) Tencent (refer to c3)	-	-	72,900
8) Tencent (refer to c4)	-	-	340,625
9) Expedia (refer to d2)	-	-	295,419
10) 2010 Affiliate Company (refer to f1)	-	26,659,297	45,188,643
11) 2010 Affiliate Company (refer to f2)	-	20,685	176,298
12) First 2012 Affiliate Company (refer to g)	-	-	2,650,942
Total	6,198,899	40,435,689	66,889,785

The balances between the Group and its related parties as of December 31, 2011 and 2012 were summarized below:

Amount due from related parties:

	December 31,
	2011	2012
1) Egencia (refer to a3)	5,063,125	5,215,706
2) Hotels.com (refer to a4)	987,489	-
3) EAN.com, LP (refer to a5)	761,204	4,040,987
4) Expedia (refer to a6)	224,131	236,001
5) Kuxun (refer to b4)	46,458	185,375
6) Tencent (refer to c1)	1,205,734	8,024,273
7) Tencent (refer to c2)	1,500,000	5,000,000
8) Tencent (refer to c3)	-	127,100
9) Tencent (refer to c4)	-	300,000
10) Expedia (refer to d3)	258,747	374,575
11) 2010 Affiliate Company (refer to f1)	1,585,587	-
12) 2010 Affiliate Company (refer to f2)	-	134,760
Amounts due from related parties	11,632,475	23,638,777

Amount due to related parties:

	December 31,
	2011	2012
1) Egencia (refer to a3)	551,593	710,919
2) Egencia (refer to a3)	532,450	-
3) EAN.com, LP (refer to a5)	-	33,952,245
4) Expedia (refer to a7)	-	40,713,108
5) TripAdvisor China (refer to b2)	175,380	201,337
6) Kuxun (refer to b3)	354,949	631,545
7) Tencent (refer to c2)	911,935	1,219,482
8) Tencent (refer to c4)	-	340,625
9) Expedia (refer to d1)	9,464	221,852
10) Expedia (refer to d2)	-	295,419
11) 2010 Affiliate Company (refer to f1)	-	5,602,708
12) 2010 Affiliate Company (refer to f2)	88,681	36,183
13) First 2012 Affiliate Company (refer to g)	-	311,025
14) Second 2012 Affiliate Company (refer to h)	-	5,398,068
Amounts due to related parties	2,624,452	89,634,516